Document and Entity Information	0 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	Northern Lights Variable Trust
Central Index Key	0001352621
Amendment Flag	false
Document Creation Date	Oct. 09, 2012
Document Effective Date	Oct. 09, 2012
Prospectus Date	Oct. 09, 2012